VIRTUS KAR Capital Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—99.3%
Communication Services—7.9%
Meta Platforms, Inc. Class A(1)	51,719	$ 18,306
Netflix, Inc.(1)	23,642	11,511
Trade Desk, Inc. (The) Class A(1)	212,458	15,289
		45,106

Consumer Discretionary—19.8%
Airbnb, Inc. Class A(1)	78,292	10,659
Amazon.com, Inc.(1)	206,389	31,359
AutoZone, Inc.(1)	3,266	8,444
Home Depot, Inc. (The)	29,361	10,175
Marriott International, Inc. Class A	74,247	16,743
MercadoLibre, Inc.(1)	6,941	10,908
NIKE, Inc. Class B	126,720	13,758
Ross Stores, Inc.	82,136	11,367
		113,413

Consumer Staples—4.1%
Estee Lauder Cos., Inc. (The) Class A	37,911	5,544
McCormick & Co., Inc. Non-voting Shares	94,238	6,448
Monster Beverage Corp.(1)	200,516	11,552
		23,544

Energy—1.2%
Devon Energy Corp.	60,884	2,758
Schlumberger N.V.	80,070	4,167
		6,925

Financials—11.5%
Block, Inc. Class A(1)	111,867	8,653
Progressive Corp. (The)	84,106	13,397
S&P Global, Inc.	20,406	8,989
Visa, Inc. Class A	133,226	34,685
		65,724

Health Care—9.5%
Danaher Corp.	44,832	10,371
Eli Lilly & Co.	23,095	13,463
IDEXX Laboratories, Inc.(1)	11,253	6,246
Mettler-Toledo International, Inc.(1)	3,761	4,562
Zoetis, Inc. Class A	99,597	19,657
		54,299

	Shares	Value

Industrials—9.1%
Equifax, Inc.	40,592	$ 10,038
Fair Isaac Corp.(1)	16,549	19,263
Paycom Software, Inc.	32,042	6,624
Uber Technologies, Inc.(1)	268,511	16,532
		52,457

Information Technology—30.8%
Accenture plc Class A	36,947	12,965
Amphenol Corp. Class A	231,556	22,954
BILL Holdings, Inc.(1)	96,351	7,861
Cadence Design Systems, Inc.(1)	22,826	6,217
Gartner, Inc.(1)	15,041	6,785
MongoDB, Inc. Class A(1)	36,238	14,816
NVIDIA Corp.	105,003	52,000
Roper Technologies, Inc.	25,709	14,016
Shopify, Inc. Class A(1)	118,247	9,212
Snowflake, Inc. Class A(1)	56,332	11,210
Workday, Inc. Class A(1)	65,979	18,214
		176,250

Materials—1.8%
Ecolab, Inc.	52,066	10,327
Real Estate—3.6%
CoStar Group, Inc.(1)	157,422	13,757
Prologis, Inc.	51,911	6,920
		20,677

Total Common Stocks (Identified Cost $243,880)		568,722

Total Long-Term Investments—99.3% (Identified Cost $243,880)		568,722

TOTAL INVESTMENTS—99.3% (Identified Cost $243,880)		$568,722
Other assets and liabilities, net—0.7%		4,186
NET ASSETS—100.0%		$572,908

Abbreviation:
S&P	Standard & Poor’s

Footnote Legend:
(1)	Non-income producing.
See Notes to Schedule of Investments

VIRTUS KAR Capital Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of December 31, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2023	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$568,722	$568,722
Total Investments	$568,722	$568,722
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2023.
There were no transfers into or out of Level 3 related to securities held at December 31, 2023.
See Notes to Schedule of Investments

VIRTUS KAR Capital Growth Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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